Other expenses	12 Months Ended
Dec. 31, 2025
Other Expenses
Other expenses
12	Other expenses

	Year Ended December 31,
	2023	2024	2025	2025
	S$’000	S$’000	S$’000	US$’000

Information technology expenses	1,230	1,404	1,557	1,211
Legal and professional fees	496	1,770	1,709	1,329
Marketing and advertising	2,441	2,837	3,209	2,496
Rental	23	6	9	7
Others	99	3,858	2,461	1,914
	4,289	9,875	8,945	6,957

RYDE GROUP LTD

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS